Additional Disclosure - $ / shares		Aug. 21, 2026		Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023		Dec. 31, 2022		Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022
Common Stock Number Of Shares Par Value And Other Disclosures Abstract
Dividends Payable, Amount Per Share	[1]	$ 0.34	[2]	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.25	$ 0.25	$ 0.25	$ 0.7	[3]	$ 0.63	[3]	$ 0	[4]	$ 0	[4]	$ 0	[4]	$ 0	[4],[5]

[1]	Represents the dividend or distribution declared in the relevant quarter.
[2]	The dividend is payable on October 9, 2026 to stockholders of record on September 25, 2026.
[3]	Consists of a quarterly dividend and a special dividend.
[4]	On November 8, 2022, our Board approved a change to our fiscal year end from March 31 to December 31.
[5]	Shares of our common stock began trading on the Nasdaq Global Market on February 4, 2022. Since October 2, 2024, our common stock trades on the Nasdaq Global Market under the symbol “LIEN.”